Rebuttal Findings 11.01.2019

Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	ATR Comments	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody’s)	Final Overall Grade(Moody’s)	Initial Credit Grade (Moody’s)	Final Credit Grade (Moody’s)	Initial Property Valuation Grade (Moody’s)	Final Property Valuation Grade (Moody’s)	Initial Compliance Grade (Moody’s)	Final Compliance Grade (Moody’s)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (Morningstar)	Final Overall Loan Grade (Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Property Valuation Grade (Morningstar)	Final Property Valuation Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
XXXX	XXXX	XXXX	XXXX			(Open) HUD Final- missing- I found page number 2 of final hud however unable to find out first page of hud in package.		4	4	N/A	N/A	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Open) Disclosures Federal Late- There was no date evident on the Servicing Disclosure to determine if it was disclosed within 3 business days of the application date, XXXX		2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XXXX	XXXX			(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.		1	1	N/A	N/A	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XXXX	XXXX	QM Exempt	ATR Exempt	(Open) Disclosures Federal Late- The following disclosures provided in the loan file were not disclosed within 3 business days of the application date, 1/xx/2015: Service Provider List and Servicing Disclosure Statement. (Open) Initial TIL Date- The Initial Disclosure Date is more than 3 business days from the Application Date. (Open) Initial GFE Date- The Initial GFE Date is more than 3 business days from the Application Date. (Open) HOC- Late- The Homeownership Counseling Disclosure provided in the loan file was not disclosed within 3 days of the application date		2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XXXX	XXXX	(Open) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

(Open) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA 2010 review, and final HUD-1 accuracy.

(Open) Flood Cert Missing-

The Flood Cert is missing from the Loan file.

(Open) Initial GFE Missing-

						The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.		3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XXXX	XXXX	Non - QM	ATR Compliant	(Open) QM FAIL- This loan failed the qualified mortgage balloon payment test. (12 CFR 1026.43(e)(2)(i)(C ))A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not result in a balloon payment.This loan has a balloon payment. The loan reviewed contains a note dated more than 36 months old, outside the applicable statute of limitations per 15 USC 1640(e).		2	2	N/A	N/A	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XXXX	XXXX	Non - QM	ATR Compliant	(Clear) Right to Rescind- The file contains no evidence of the Right to Cancel Notice. Response 1 (03/21/2018 3:48PM) Further review of the Boarding Data Sheet in the loan file confirmed the subject ts not a primary residence; therefore, a rescission period was not required.	(Open) REO PITI-

The loan file does not contain evidence of the taxes, and insurance and/or HOA for the borrower’s primary residence or vacant land as needed to verify the correct monthly payments for each.

Response 1 (01/07/2019 3:50PM)
Originator is unable to provide certain supporting documentation relating to the loan.

Response 2 (11/01/2019 10:42AM)
The documentation provided is not sufficient to meet QM requirements; however ATR, in full is demonstrated. Unencumbered liquid assets in the amount of $XXXX are sufficient to pay off the $XXXX subject mortgage. Loan is ATR Compliant; however, the loan is Non-QM. (Upheld)

(Open) Income Docs-

The borrower is a self employed physician. The loan file contains copies of 2015 and 2014 personal and business returns, and the borrower filed an extension for 2016. The subject loan closed on XXXX with an application date of XXXX. A P&L covering the tax year of 2016 and YTD is required, however, is not in file to document current income and employment. In addition, the loan file does not contain a business search for the borrower.

Response 1 (01/07/2019 3:52PM)
							Originator is unable to provide certain supporting documentation relating to the loan.	4	1	N/A	N/A	4	1	N/A	N/A	D	A	N/A	N/A	N/A	N/A	D	A	D	A	N/A	N/A	N/A	N/A	D	A	D	A	N/A	N/A	N/A	N/A	D	A	D	A	N/A	N/A	N/A	N/A	D	A	D	A	N/A	N/A	N/A	N/A	D	A
XXXX	XXXX	XXXX	XXXX	Non - QM	ATR Inconclusive	(Open) HOC- missing-

The file contains no evidence that the Home ownership Counseling Disclosure was provided to the consumer.

(Open) TRID- SPL Missing-

The file is missing a written list of Service Providers.

(Open) Flood Cert Missing-

The Flood Cert is missing from the Loan file.

(Open) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

(Open) Intial Escrow Account-

The initial Escrow Account Statement is missing from the file.

(Open) TRID- Missing Closing Disclosure-

There is no evidence of a complete, Closing Disclosure provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, tolerance violation review, and final Closing Disclosure accuracy.

(Open) TRID- Missing Loan Estimate-

The file is missing all Loan Estimate. A compliance review testing for timing and threshold tolerance could not be completed.

(Open) Missing Mortgage-

(Open) Misc Compliance Findings-

The FACTA disclosure is missing from the loan file.	(Open) Income Docs-

The income/employment is not documented properly according to guides. The loan file did not contain any documentation of the borrowers income. Unable to determine eligibility.

Response 1 (09/17/2018 10:29AM)
Income documentation provided is not sufficient to cure the finding. (Upheld) Originator is unable to provide certain supporting documentation relating to the loan. As a result, DR is unable to conclusively determine whether the loan was originated in accordance with ATR requirements.

(Open) REO PITI-

The Borrower(s) own other real estate and the PITI for each additional mortgage is not confirmed. The taxes and insurance payment for the borrower’s 2nd home was not documented in the loan file. Additionally, no documentation as provided to confirm these payments were escrowed.

Response 1 (09/17/2018 10:40AM)
							Taxes and insurance were not documented. Explanation received is not sufficient. (Upheld)	3	3	N/A	N/A	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C